Income Taxes - Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 212,659
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 212,659